UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2000

Check here if Amendment [   ];  Amendment Number:

This Amendment :        [      ] is a restatement
  (Check only one.)     [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                       Piedra Capital, Ltd.
Address:     )              3700 Buffalo Speedway
                            Suite 520
                            Houston, Texas 77098
13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                       S. Peter Hidalgo, II
Title                       Principal
Phone:                      713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II     HOUSTON, TEXAS       August 14, 2000

Report Type (Check only one):

[  XX  ]                    13F HOLDINGS REPORT
[      ]                    13F NOTICE
[      ]                    13F COMBINATION REPORT

List of Other managers Reporting for this Manger:  0

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:     52
Form 13F Information Table Value Total:    $199,513,800.00


List of Other Managers:

No.   13F File Number       Name

      NONE

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        FORM 13F HOLDINGS REPORT
          PIEDRA CAPITAL, LTD.

     All Equity Holdings =>$200,000

           June 30, 2000


       	        Title of                VALUE      SHARES/	 SH/ PUT/ INVEST  OTHER    VOTING AUTHORITY

Security	         Class     CUSIP	     (000)	PRN AMT	 PRN CALL DISCRE  MANAGS  SOLE   SHARED NONE


Abbott Laboratories   COM    002824100    $2,384.14 	  53501	  SH	    SOLE	None	  53501

ADC Telecommunicat    COM    000886101    $7,183.89  	  85650	  SH	    SOLE	None    85650

AES Corp.	          COM    00130H105    $6,762.99  	 148230       SH      SOLE	None   148230

AFLAC	                COM    001055102    $4,743.28 	 103255	  SH	    SOLE	None   103255

American Power Conve  COM    029066107    $7,785.159 190754	        SH	    SOLE	None   190754

Autodesk, Inc.	    COM    052769106    $5,060.39 	 145885	  SH	    SOLE	None   145885

BISYS Group	          COM    055472104    $4,079.91 	  66340	  SH	    SOLE	None	  66340

BMC Software Inc.	    COM    055921100    $4,431.58 	 121465	  SH	    SOLE	None   121465

Boston Scientific     COM    101137107    $3,654.57    166590	  SH      SOLE    None   166590
Cardinal Health Ind   COM    14149Y108    $9,648.12  	 130380	  SH	    SOLE	None   130380

Carlisle Companies    COM    142339100    $2,289.60	  50880	  SH	    SOLE	None	  50880

Citadel Communicati   COM    172853202    $  318.14 	   9106	  SH	    SOLE	None	   9106

Citigroup, Inc.	    COM    172967101    $  216.90 	   3600       SH	    SOLE	None     3600

Concord EFS Inc.	    COM    206187105    $6,228.95 	 239575	  SH	    SOLE	None   239575
Dell Computer	    COM    247025109    $1,119.39 	  22700	  SH	    SOLE	None    22700

Elan Corp. ADR	    ADR    284131208    $8,094.58 	 167114	  SH	    SOLE	None   167114

Express Scripts Inc   COM    302101100    $4,880.85 	  78565	  SH	    SOLE	None	  78565

Exxon Mobil Corporat  COM    302290101    $1,607.02 	  20599	  SH	    SOLE	None	  20599

Family Dollar Stores  COM    307000109    $5,313.66 	 271625	  SH	    SOLE	None   271625

Genzyme General	    COM    372917104    $6,498.00 	 109325	  SH	    SOLE	None   109325

Harman International  COM    413086109    $  253.15 	   4150	  SH	    SOLE	None	   4150

HCC Insurance Holdgs  COM    404132102    $  377.50     20000       SH      SOLE    None    20000
Household Internat`l  COM    441815107    $1,456.35     35040       SH      SOLE    None    35040
Informix Corporation  COM    456779107    $3,476.83 	 466800	  SH	    SOLE	None   466800

Jabil Circuit Inc.    COM    466313103    $7,720.41 	 155575	  SH	    SOLE	None   155575

Lowes Companies       COM    548661107    $1,481.95     36090       SH      SOLE    None    36090
Manor Care Inc. 	    COM    404134108    $  886.97 	 126710	  SH	    SOLE	None   126710

Masco	                COM    574599106    $3,796.11 	 210165	  SH	    SOLE	None   210165

MasTec Inc.	          COM    576323109    $4,016.85 	 105187	  SH	    SOLE	None   105187

MedQuist Inc.	    COM    584949101    $1,412.60 	  41547	  SH	    SOLE	None    41547

MicroChip Technology  COM    595017104    $5,964.01 	 102359	  SH	    SOLE	None   102359

NCR Corp.	          COM    62886E108    $3,019.21 	  77540	  SH	    SOLE	None	  77540

Nokia, Inc.	          ADR    654902204    $1,505.62 	  30150	  SH	    SOLE	None	  30150

Nortel Networks Corp. COM    665815106    $1,824.32 	  26730	  SH	    SOLE	None	  26730

Protective Life Corp  COM    743674103    $3,951.82 	 148425	  SH	    SOLE	None   148425

Providian Financial   COM    74406A102    $5,459.40     60660       SH      SOLE    None	  60660

Rouse Company	    COM    779273101    $  652.53 	  26365	  SH	    SOLE	None	  26365

Rowan Companies	    COM    779382100    $7,097.42 	 233660	  SH	    SOLE	None   233660

Schering-Plough Corp  COM    806605101    $1,890.50 	  37495	  SH	    SOLE	None	  37495

Solectron Corp. Del.  COM    834182107    $1,650.71 	  39420	  SH	    SOLE	None	  39420

SouthTrust Corp.	    COM    844730101    $3,279.49 	 144950	  SH	    SOLE	None   144950

Southwest Airlines,   COM    844741108    $4,794.15 	 253156	  SH	    SOLE	None   253156

SunGard Data Systems  COM    867363103    $4,541.50 	 146500	  SH	    SOLE	None   146500

Swift Transportation  COM    870756103    $1,609.30 	 114950	  SH	    SOLE	None   114950

Tech Data Corp.	    COM    878237106    $3,823.05 	  87760	  SH	    SOLE	None	  87760

Tellabs Inc.	    COM    879664100    $  232.69 	   3400	  SH	    SOLE	None	   3400

Teva Pharmaceutical   ADR    881624209    $8,722.81 	 157345	  SH	    SOLE	None   157345

Transocean SEDCO ForexCOM    839817106    $7,001.11 	 131015	  SH	    SOLE	None   131015

Visx Inc.	          ADR    92844S105    $1,407.33 	  50150	  SH	    SOLE	None    50150

Watson Pharmaceutical COM    942683103    $7,578.48 	 140995	  SH	    SOLE	None   140995

Williams-Sonoma	    COM    969904101    $3,895.46 	 125660	  SH	    SOLE	None   125660

Worldcom Inc. GA-New  COM    55268B106    $1,881.88     41022       SH      SOLE    None    41022
TOTAL PORTFOLIO 			          $199,513.80




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